PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 9	PREMISES AND EQUIPMENT

Year-end premises and equipment (in thousands) were as follows:

	2011	2010
Land	$1,066	$1,059
Buildings	8,592	8,629
Furniture and equipment	4,910	5,371
Construction in process	19	—
Total	14,587	15,059
Accumulated depreciation	7,181	7,422
Premises and equipment, net	$7,406	$7,637

Depreciation expense charged to operations was $649,000, $645,000, and $862,000 for the years ended December 31, 2011, 2010 and 2009, respectively.